Income Taxes - Summary of Reconciliation of the Changes in the Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Uncertainties [Abstract]
Beginning balance	$ 1,605	$ 892
Increases related to prior year tax positions	9	94
Increases related to current year tax positions	534	619
Ending balance	$ 2,148	$ 1,605